VIA EDGAR

June 22, 2020

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Invesco Unit Trusts, Series 2071 (the “Trust”)

(File No. 333-239263)

Ladies and Gentlemen:

On behalf of Invesco Capital Markets, Inc., depositor of the Trust, transmitted herewith is a copy of Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form S-6 (“Registration Statement”) for filing under the Securities Act of 1933, as amended.

The Trust is comprised of three unit investment trust portfolios, the High Income Allocation Portfolio 2020-3, the Preferred Opportunity Portfolio 2020-3 and the Multi-Asset High Income Portfolio 2020-3 (each, a “Portfolio,” and collectively, the “Portfolios”). Each Portfolio is a subsequent series of a previously effective portfolio, the registration statement of which is currently filed with the Commission. The most recent series of each portfolio was included in Invesco Unit Trusts, Series 2054 (SEC File No. 333-237308) (each respective portfolio, a “Prior Portfolio,” and collectively, the “Prior Portfolios”), the registration statement for which became effective immediately upon the filing of the pricing amendment pursuant to Rule 487 on May 20, 2020. The disclosure included in the Registration Statement with respect to the Preferred Opportunity Portfolio 2020-3 and the Multi-Asset High Income Portfolio 2020-3 is substantially similar to such disclosure included in the registration statement for the respective Prior Portfolios to the extent that the Preferred Opportunity Portfolio 2020-3 and the Multi-Asset High Income Portfolio 2020-3 could become effective immediately upon the filing of a pricing amendment pursuant to Rule 487. However, the depositor has modified disclosure related to the principal investment strategy of the High Income Allocation Portfolio 2020-3 from what was included in the registration statement for the respective Prior Portfolio. Accordingly, the Trust will be unable to comply with the immediate effectiveness provision of Rule 487(b)(3)(ii) because the High Income Allocation Portfolio 2020-3’s investment strategy disclosure contains material differences from the respective Prior Portfolio. Absent these changes, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

Therefore, we are requesting limited review of the Trust’s Registration Statement only to the extent necessary to declare the Trust effective in light of the fact that the High Income Allocation Portfolio 2020-3 will not comply with Rule 487(b)(3)(ii).

In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective on or about August 19, 2020.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the “1940 Act”), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Invesco Unit Trusts Series and Invesco Unit Trusts, Taxable Income Series are intended to apply to the Portfolios. In addition, the Trust has not submitted, and does not expect to submit, an exemptive application or no-action request in connection with this Registration Statement.

Should you have any questions regarding this filing, please do not hesitate to contact Thomas S. Harman at (202) 373-6725.

Sincerely,

/s/ Morgan, Lewis & Bockius LLP